[Logo omitted]
PBHG INSURANCE SERIES FUND, INC.
SEMI-ANNUAL REPORT   JUNE 30, 2000


[BULLET] PBHG MID-CAP VALUE PORTFOLIO

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO



Dear Shareholder,

OVERVIEW

Our goal is to achieve consistent market beating returns. Our process reflects this goal by focusing our efforts on the most promising investment candidates within each sector, industry and capitalization range. Our process relies heavily on both quantitative and fundamental research to aid in identifying investment candidates for purchase and sale. In building the portfolio, we attempt to balance a company's long-term growth potential and near-term business results with the valuation it commands in the market. The PBHG Mid-Cap Value Portfolio is typically fully invested across a diversified portfolio of companies. We strive to have an aggregate P/E ratio below the Portfolio's benchmark, the S&P MidCap 400 Index, as well as significantly stronger current business trends and comparable long-term growth expectations compared to those of the companies which make up the Index.

PERFORMANCE
The PBHG Mid-Cap Value Portfolio returned +16.36% for the six months ended June 30, 2000. This compares favorably to the returns for the same period of the S&P MidCap 400 Index +8.97% and the S&P Barra MidCap Value Index +3.45%. For the year ended June 30, the Portfolio returned +26.40%, versus +16.97% for the S&P MidCap 400 Index and +0.18% for the S&P Barra MidCap Value Index. Since inception on November 30, 1998, the Portfolio has produced an average annual return of +35.77%, compared to an average annual return of +23.74% for the S&P MidCap 400 Index and +6.56% for the S&P Barra MidCap Value Index.

Energy and technology were the main contributors to the strong relative performance of the Mid-Cap Value Portfolio for the six months ended June 30, 2000. In energy, we have continued to find great investment opportunities in companies with exceptional near-term dynamics and modest valuations. The Portfolio was overweighted in and also enjoyed exceptional returns within the energy sector relative to its benchmarks during the second quarter. However, the Portfolio had a difficult time in both the consumer cyclical and consumer non-cyclical sectors, underperforming both the S&P MidCap 400 Index and S&P Barra MidCap Value Index during the six month period ended June 30, 2000.

Over the past six months, we have maintained a relatively modest weight in technology. For the six-month period, our technology stocks returned +17.07% while that sector within the S&P MidCap 400 Index returned +19.14% and the S&P Barra MidCap Value Index returned +0.95%. We would hope to use future market volatility to add technology holdings at reasonable prices.

At June 30, 2000, the Portfolio's top five economic sector weightings were: energy, 25.2%; technology, 15.6%; consumer cyclical, 12.9%; industrial, 9.9%; and utilities, 7.8%.

PERIOD ENDING JUNE 30, 2000   PBHG MID-CAP VALUE PORTFOLIO   S&P MIDCAP 400 INDEX    S&P BARRA MIDCAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
Six Months                        16.36%                           8.97%                      3.45%

One Year                          26.40%                           16.97%                     0.18%

Since Inception*(11/30/98)        35.77%                           23.74%                     6.56%

*ANNUALIZED

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

LOOKING FORWARD
Expect volatility. Although you are probably tired of hearing this from people (or maybe just from us), it bears repeating. The summer months are typically difficult ones for technology stocks and, although we expect fundamentals for most technology stocks to be outstanding, the seasonal pattern of selling technology stocks in the summer may provide us with future opportunities to own great companies at a discount to their intrinsic worth. We will be monitoring the rhetoric out of Washington. As our presidential hopefuls take their stabs at fixing the budget, social security and healthcare costs, expect the market to fixate on small details of both plans and use them as excuses to sell stocks. We will be cognizant of the coming debates/proposals concerning drug costs and the impact they will have on pharmaceutical companies with improving near-term business dynamics and buy them when valuations seem attractive. The only certainty in the market is that volatility provides great opportunities for patient investors. We will seek to exploit those opportunities to the advantage of our investors.


Sincerely,

/s/signature



Jerome J. Heppelmann, CFA
Portfolio Manager

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO (UNAUDITED)


--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURN1 AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                 Annualized
                                   Six-Month      One Year      Inception to
                                    Return         Return           Date2
--------------------------------------------------------------------------------
PBHG Mid-Cap Value Portfolio        16.36%         26.40%          35.77%
--------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG
            MID-CAP VALUE PORTFOLIO, VERSUS THE S&P MIDCAP 400 INDEX,
             THE S&P BARRA MIDCAP VALUE INDEX AND THE LIPPER MID-CAP
                               VALUE FUNDS AVERAGE

[line graph omitted - plot points follow]

       PBHG Mid-Cap Value Portfolio  S&P MidCap 400 Index3  S&P Barra MidCap Value Index4     Lipper Mid-Cap Value Funds Average5
11/30/98         $10000                    $10000                   $10000                             $10000
12/31/98          11100                     11208                    10446                              10462
1/31/99           11300                     10772                     9900                              10333
2/28/99           10640                     10208                     9427                               9855
3/31/99           11180                     10493                     9605                              10121
4/30/99           11420                     11321                    10534                              10978
5/31/99           12010                     11370                    10706                              11147
6/30/99           12840                     11979                    11039                              11559
7/31/99           12650                     11724                    10892                              11327
8/31/99           12190                     11322                    10479                              10878
9/30/99           12017                     10972                     9963                              10587
10/31/99          12110                     11532                    10163                              10742
11/30/99          12556                     12137                    10367                              11046
12/31/99          13948                     12858                    10688                              11696
1/31/2000         13363                     12496                    10226                              11206
2/29/2000         14007                     13371                     9851                              11422
3/31/2000         16066                     14489                    11359                              12435
4/30/2000         15703                     13984                    11255                              12206
5/31/2000         16347                     13809                    11580                              12196
6/30/2000         16230                     14012                    11057                              12264



 1 Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 2  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

 3 The S&P MidCap 400 Index is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Fund's past or future performance.

 4 The S&P Barra MidCap Value Index is an unmanaged capitalization-weighted index that consists of those securities in the S&P MidCap 400 Index with lower price-to-book ratios. The Index reflects the reinvestments of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance.

 5 The Lipper Mid-Cap Value Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Mid-Cap Value category. The performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance.



 SECTOR WEIGHTINGS - AT JUNE 30, 2000
Basic Materials           5%
Consumer Cyclical        13%
Consumer Non-Cyclical     4%
Energy                   25%
Financial                 6%
Health Care               7%
Industrial               10%
Services                  3%
Technology               16%
Utilities                 8%
Cash                      3%

% of Total Portfolio Investments


                TOP TEN HOLDINGS - JUNE 30, 2000
Medimmune                                         2.7%
Alza                                              2.2%
Crompton                                          2.1%
EOG Resources                                     2.0%
Parametric Technology                             2.0%
Constellation Energy Group                        2.0%
Block (H & R)                                     2.0%
Advanced Micro Devices                            1.9%
DTE Energy                                        1.9%
Grant Prideco                                     1.8%
-------------------------------------------------------
% OF TOTAL PORTFOLIO INVESTMENTS                 20.6%

                                       3
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PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                     Market
Description                          Shares          Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%
BASIC MATERIALS -- 5.0%
CHEMICALS-SPECIALTY -- 2.4%
Crompton                                1,400    $     17,150
Cytec Industries*                         100           2,468
--------------------------------------------------------------------------------
                                                       19,618
--------------------------------------------------------------------------------
FERTILIZERS -- 0.5%
IMC Global                                300           3,900
--------------------------------------------------------------------------------
                                                        3,900
--------------------------------------------------------------------------------
METAL-DIVERSIFIED -- 1.5%
Inco Limited                              800          12,300
--------------------------------------------------------------------------------
                                                       12,300
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.6%
Mead                                      200           5,050
--------------------------------------------------------------------------------
                                                        5,050
--------------------------------------------------------------------------------

TOTAL BASIC MATERIALS (COST $42,895)                   40,868
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 13.2%
APPAREL MANUFACTURERS -- 0.2%
Tommy Hilfiger*                           200           1,500
--------------------------------------------------------------------------------
                                                        1,500
--------------------------------------------------------------------------------
APPLIANCES -- 1.8%
Maytag                                    400          14,750
--------------------------------------------------------------------------------
                                                       14,750
--------------------------------------------------------------------------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 1.5%
Delphi Automotive Systems                 700          10,194
Lear*                                     100           2,000
--------------------------------------------------------------------------------
                                                       12,194
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 0.6%
Unitedglobalcom, Cl A*                    100           4,675
--------------------------------------------------------------------------------
                                                        4,675
--------------------------------------------------------------------------------
CABLE TV -- 1.7%
Cablevision Systems, Cl A*                200          13,575
--------------------------------------------------------------------------------
                                                       13,575
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.8%
Harrah's Entertainment*                   700          14,656
--------------------------------------------------------------------------------
                                                       14,656
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 1.6%
Starwood Hotels & Resorts*                400          13,025
--------------------------------------------------------------------------------
                                                       13,025
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.8%
Scripps (E.W.), Cl A                      300          14,775
--------------------------------------------------------------------------------
                                                       14,775
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                     Market
Description                          Shares          Value
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.9%
Tribune                                   200   $       7,000
--------------------------------------------------------------------------------
                                                        7,000
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.4%
Circuit City Stores                       100           3,319
--------------------------------------------------------------------------------
                                                        3,319
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.9%
Wendys International                      400           7,124
--------------------------------------------------------------------------------
                                                        7,124
--------------------------------------------------------------------------------

TOTAL CONSUMER CYCLICAL (COST $110,059)               106,593
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.2%
BEVERAGES-WINE/SPIRITS -- 0.4%
Diageo PLC ADR                            100           3,556
--------------------------------------------------------------------------------
                                                        3,556
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.7%
Fortune Brands                            600          13,837
--------------------------------------------------------------------------------
                                                       13,837
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.1%
Conagra                                   500           9,531
Sara Lee                                  400           7,725
--------------------------------------------------------------------------------
                                                       17,256
--------------------------------------------------------------------------------

TOTAL CONSUMER NON-CYCLICAL (COST $34,008)             34,649
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENERGY -- 25.6%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 10.2%
Apache                                    100           5,881
Devon Energy                              200          11,238
EOG Resources                             500          16,750
Forest Oil*                               600           9,563
Louis Dreyfus Natural Gas*                200           6,263
Ocean Energy*                             500           7,094
Santa Fe Snyder*                        1,000          11,374
Union Pacific Resources                   300           6,600
Vastar Resources                          100           8,212
--------------------------------------------------------------------------------
                                                       82,975
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.8%
Unocal                                    200           6,625
--------------------------------------------------------------------------------
                                                        6,625
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 4.1%
Cooper Cameron*                           100           6,600
Grant Prideco*                            600          15,000
Weatherford International*                300          11,944
--------------------------------------------------------------------------------
                                                       33,544
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 4.0%
Ensco International                       200           7,163
Global Marine*                            300           8,456
Nabors Industries*                        200           8,313
Noble Drilling*                           200           8,237
--------------------------------------------------------------------------------
                                                       32,169
--------------------------------------------------------------------------------

PBHG Insurance Series Fund, Inc.
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PBHG MID-CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                     Market
Description                          Shares          Value
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 3.6%
Baker Hughes                              400    $     12,800
BJ Services*                              200          12,500
Hanover Compressor*                       100           3,800
--------------------------------------------------------------------------------
                                                       29,100
--------------------------------------------------------------------------------
PIPELINES -- 2.9%
Columbia Energy Group                     200          13,124
Kinder Morgan                             300          10,369
--------------------------------------------------------------------------------
                                                       23,493
--------------------------------------------------------------------------------

TOTAL ENERGY (COST $156,512)                          207,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL -- 5.9%
COMMERCIAL BANKS-EASTERN U.S. -- 0.7%
Mercantile                                200           5,963
--------------------------------------------------------------------------------
                                                        5,963
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN U.S. -- 0.3%
Southtrust                                100           2,263
--------------------------------------------------------------------------------
                                                        2,263
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
Paine Webber Group                        100           4,550
--------------------------------------------------------------------------------
                                                        4,550
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.6%
MGIC Investment                           100           4,550
--------------------------------------------------------------------------------
                                                        4,550
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.0%
Jefferson Pilot                           100           5,644
Torchmark                                 100           2,469
--------------------------------------------------------------------------------
                                                        8,113
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.3%
XL Capital Limited, Cl A                  200          10,824
--------------------------------------------------------------------------------
                                                       10,824
--------------------------------------------------------------------------------
S & L/THRIFTS-CENTRAL U.S. -- 1.4%
Charter One Financial                     500          11,500
--------------------------------------------------------------------------------
                                                       11,500
--------------------------------------------------------------------------------

TOTAL FINANCIAL (COST $45,746)                         47,763
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE -- 7.4%
DISPOSABLE MEDICAL PRODUCTS -- 0.6%
Bard (C.R.)                               100           4,813
--------------------------------------------------------------------------------
                                                        4,813
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 2.2%
Alza*                                     300          17,738
--------------------------------------------------------------------------------
                                                       17,738
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETICS -- 0.6%
Aclara Biosciences*                       100           5,094
--------------------------------------------------------------------------------
                                                        5,094
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     Market
Description                          Shares          Value
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.7%
Medimmune*                                300    $     22,200
--------------------------------------------------------------------------------
                                                       22,200
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.7%
Mylan Labs                                300           5,475
--------------------------------------------------------------------------------
                                                        5,475
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.6%
Trigon Healthcare*                        100           5,156
--------------------------------------------------------------------------------
                                                        5,156
--------------------------------------------------------------------------------

TOTAL HEALTH CARE (COST $34,739)                       60,476
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRIAL -- 10.0%
AEROSPACE/DEFENSE -- 1.0%
Litton Industries*                        200           8,400
--------------------------------------------------------------------------------
                                                        8,400
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 1.2%
Jabil Circuit*                            200           9,925
--------------------------------------------------------------------------------
                                                        9,925
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.1%
Eaton                                     100           6,700
ITT Industries                            400          12,150
Pentair                                   100           3,550
Textron                                   200          10,863
--------------------------------------------------------------------------------
                                                       33,263
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.9%
Flextronics International*                200          13,738
Vishay Intertechnology*                   250           9,484
--------------------------------------------------------------------------------
                                                       23,222
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Perkinelmer                               100           6,612
--------------------------------------------------------------------------------
                                                        6,612
--------------------------------------------------------------------------------

TOTAL INDUSTRIAL (COST $77,576)                        81,422
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SERVICES -- 3.0%
COMMERCIAL SERVICES-FINANCE -- 2.0%
Block (H&R)                               500          16,187
--------------------------------------------------------------------------------
                                                       16,187
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 1.0%
Hertz, Cl A                               300           8,419
--------------------------------------------------------------------------------
                                                        8,419
--------------------------------------------------------------------------------

TOTAL SERVICES (COST $30,778)                          24,606
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TECHNOLOGY -- 15.9%
APPLICATIONS SOFTWARE -- 3.0%
Intuit*                                   200           8,275
Parametric Technology*                  1,500          16,500
--------------------------------------------------------------------------------
                                                       24,775
--------------------------------------------------------------------------------

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                     Market
Description                          Shares          Value
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.8%
Sandisk*                                  100   $       6,119
--------------------------------------------------------------------------------
                                                        6,119
--------------------------------------------------------------------------------
COMPUTERS-MICRO -- 0.5%
Micron Electronics*                       300           3,750
--------------------------------------------------------------------------------
                                                        3,750
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
Acxiom*                                   100           2,725
--------------------------------------------------------------------------------
                                                        2,725
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 6.2%
Advanced Micro Devices*                   200          15,450
Atmel*                                    200           7,375
Chartered Semiconductor ADR*              100           9,000
Cypress Semiconductor*                    300          12,675
National Semiconductor*                   100           5,675
--------------------------------------------------------------------------------
                                                       50,175
--------------------------------------------------------------------------------
FIBER OPTICS -- 1.1%
Exfo Electro-Optical Engineering*         200           8,775
--------------------------------------------------------------------------------
                                                        8,775
--------------------------------------------------------------------------------
NETWORK SOFTWARE -- 1.3%
Networks Associates*                      500          10,188
--------------------------------------------------------------------------------
                                                       10,188
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Cabletron Systems*                        200           5,050
--------------------------------------------------------------------------------
                                                        5,050
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 2.1%
Antec*                                    100           4,156
Harris                                    300           9,825
Westell Technology*                       200           3,000
--------------------------------------------------------------------------------
                                                       16,981
--------------------------------------------------------------------------------

TOTAL TECHNOLOGY (COST $122,831)                      128,538
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UTILITIES -- 8.0%
ELECTRIC-INTEGRATED -- 7.2%
CMS Energy                                100           2,213
Conectiv                                  300           4,669
Constellation Energy Group                500          16,281
DQE                                       200           7,900
DTE Energy                                500          15,281
Minnesota Power                           700          12,119
--------------------------------------------------------------------------------
                                                       58,463
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.8%
UGI                                       300           6,150
--------------------------------------------------------------------------------
                                                        6,150
--------------------------------------------------------------------------------

TOTAL UTILITIES (COST $65,785)                         64,613
--------------------------------------------------------------------------------

TOTAL COMMON STOCK (COST $720,929)                    797,434
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        Face         Market
Description                            Amount        Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
Morgan Stanley
    6.30%, dated 06/30/00, matures
    07/03/00, repurchase price $26,968
    (collateralized by U.S. Government
    Treasury Instruments: total
    market value $27,575) (A)         $26,954    $     26,954
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (COST $26,954)              26,954
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-- 101.5% (COST $747,883)            824,388
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.5%)

TOTAL OTHER ASSETS AND LIABILITIES, NET               (12,622)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital (authorized
   500 million shares - $0.001 par value
   based on 58,519 outstanding shares of
   common stock                                       600,439
Undistributed net investment income                     1,443
Accumulated net realized gain on investments          133,379
Net unrealized appreciation on investments             76,505
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                         $   811,766
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                           $13.87
--------------------------------------------------------------------------------

* Non-income producing security
(A) - Tri-party repurchase agreement
ADR - American Depository Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
     Dividends.....................................................$   4,352
     Interest......................................................      679
                                                                   ---------
        Total Investment Income....................................    5,031
                                                                   ---------
EXPENSES:
     Investment Advisory Fees......................................    3,188
     Administrative Fees...........................................      563
     Custodian Fees................................................    2,156
     Professional Fees.............................................      (23)
     Transfer Agent Fees...........................................    5,484
     Printing Fees.................................................      408
     Directors' Fees...............................................       11
     Insurance and Other Expenses..................................      184
                                                                   ---------
        Total Expenses.............................................   11,971
                                                                   ---------
     Waiver of Investment Advisory Fees............................   (3,188)
     Waiver of Administrative Fees.................................     (563)
     Reimbursement of Other Expenses by Adviser....................   (3,755)
                                                                   ---------
        Net Expenses...............................................    4,465
                                                                   ---------
NET INVESTMENT INCOME..............................................      566
                                                                   ---------
Net Realized Gain from Security Transactions.......................  102,597
Net Change in Unrealized Appreciation on Investments...............   10,841
                                                                   ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................  113,438
                                                                   ---------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $114,004
                                                                   ---------
                                                                   ---------

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999.

                                                                                                    01/01/00          01/01/99
                                                                                                       to                 to
                                                                                                    06/30/00          12/31/99
                                                                                                  ------------       -----------
INVESTMENT ACTIVITIES:
   Net Investment Income....................................................................     $      566          $     880
   Net Realized Gain from Security Transactions.............................................        102,597            109,158
   Net Change in Unrealized Appreciation on Investments ....................................         10,841             32,580
                                                                                                  ---------          ---------
   Net Increase in Net Assets Resulting from Operations.....................................        114,004            142,618
                                                                                                  ---------          ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income....................................................................            --                (115)
   Net Realized Gains from Security Transactions............................................            --            (100,224)
                                                                                                  ---------          ---------
   Total Distributions......................................................................            --            (100,339)
                                                                                                  ---------          ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued............................................................................            --                  --
   Shares Issued upon Reinvestment of Distributions.........................................            --             100,339
   Shares Redeemed..........................................................................             --                 --
                                                                                                  ---------          ---------
   Increase in Net Assets Derived from Capital Share Transactions...........................             --            100,339
                                                                                                  ---------          ---------
   Total Increase in Net Assets.............................................................        114,004            142,618
                                                                                                  ---------          ---------
NET ASSETS:
   Beginning of Period......................................................................        697,762            555,144
                                                                                                  ---------          ---------
   End of Period............................................................................       $811,766           $697,762
                                                                                                  ---------          ---------
                                                                                                  ---------          ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued............................................................................            --                  --
   Shares Issued upon Reinvestment of Distributions.........................................            --               8,509
   Shares Redeemed..........................................................................            --                  --
                                                                                                  ---------          ---------
   Net Increase in Shares Outstanding.......................................................            --               8,509
                                                                                                  ---------          ---------
                                                                                                  ---------          ---------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD



            Net                             Realized and                                                   Net
           Asset              Net            Unrealized            Distributions       Distributions      Asset
           Value           Investment         Gains or               from Net              from            Value
         Beginning           Income            Losses               Investment           Capital            End            Total
         of Period           (Loss)        on Securities              Income              Gains          of Period         Return
-----------------------------------------------------------------------------------------------------------------------------------
  2000 ** $11.92             $0.01            $1.94                    --                 --              $13.87           16.36%+
  1999     11.10              0.02             2.75                    --                $(1.95)           11.92           25.66%
  1998(1)  10.00             --                1.10                    --                 --               11.10           11.00%+


                                                                                   Ratio
                                                                                   of Net
                                                   Ratio             Ratio        Investment
               Net                                of Net          of Expenses    Income (Loss)
             Assets              Ratio            Income           to Average     to Average
               End            of Expenses         (Loss)           Net Assets     Net Assets    Portfolio
            of Period         to Average        to Average        (Excluding     (Excluding     Turnover
              (000)           Net Assets        Net Assets          Waivers)       Waivers)       Rate
-----------------------------------------------------------------------------------------------------------
  2000 **   $811,766             1.19%*           0.15%*              3.18%*        (1.84)%*     158.49%+
  1999       697,762             1.20%            0.15%               5.89%         (4.54)%      906.69%
  1998(1)    555,144             1.20%*           0.26%*              4.13%*        (2.67)%*     72.32%+

*ANNUALIZED.
** FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED).
+ TOTAL RETURN AND PORTFOLIO TURNOVER HAVE NOT BEEN ANNUALIZED.
(1) THE PBHG MID-CAP VALUE PORTFOLIO COMMENCED OPERATIONS ON NOVEMBER 30, 1998.

 Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


1.  ORGANIZATION
The PBHG Mid-Cap Value Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio") the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio", formerly the Large Cap Value Portfolio), and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Large Cap Growth Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, or the Select 20 Portfolio, whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. At June 30, 2000, 100% of the outstanding shares of the Portfolio were held by Pilgrim Baxter & Associates, Ltd. (the "Adviser").


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION -- Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (currently 4:00 pm, Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund and followed by the Adviser require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by the Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio, which commenced operations on November 30, 1998 and are being amortized on a straight line basis over a period of sixty months from the commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS
     WITH AFFILIATES
The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.20%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.20%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.20%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At June 30, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $36,003.

Pilgrim Baxter Value Investors, Inc., a wholly-owned subsidiary of the Adviser, serves as the sub-adviser to the Portfolio. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Pilgrim Baxter Value Investors receives a fee from the Adviser at an annual rate of 0.40% of the average daily net assets of the Portfolio. Pilgrim Baxter Value Investors, Inc. receives no fees directly from the Portfolio.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

SEI Investments Distribution Co. ("the Distributor") a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of
(i) the Fund and (ii) The PBHG Funds, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion.

The Adviser has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services SEI Investments received $6 for the period ended June 30, 2000.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank, serves as the custodian for the Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide share-

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG MID-CAP VALUE PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

holder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of these services. UAMSSC receives no fees directly from the Portfolio. For the year ended June 30, 2000, PBHG Fund Services did not receive any fees from the Portfolio for shareholder services.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.


4.  INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the six months ended June 30, 2000, amounted to $1,157,945 and $1,157,286, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at June 30, 2000, amounted to $113,887 and $37,382, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2000 was not materially different from amounts reported for financial reporting purposes.


5.  LINE OF CREDIT
The Portfolio may borrow an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at June 30, 2000, or at any time during the period ended June 30, 2000.

                                 [Logo omitted]
                        PBHG Insurance Series Fund, Inc.


                               INVESTMENT ADVISER
                        Pilgrim Baxter & Associates, Ltd.

                                   DISTRIBUTOR
                        SEI Investments Distribution, Co.
                                    Oaks, PA